Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 197,629
Deposits	[1]	957,225	$ 945,538	$ 916,181
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		325,622	326,922	326,041
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		20,797	21,593	18,740
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		37,662	34,709	29,269
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		122,403	115,466	106,817
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 130	$ 134	$ 156

[1]	Deposits denominated in U.S. dollars amount to $325,622 (April 30, 2023 – $326,922; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $20,797 (April 30, 2023 – $21,593; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $37,662 (April 30, 2023 – $34,709; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $122,403 (April 30, 2023 – $115,466; October 31, 2022 – $106,817).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $130 (April 30, 2023 – $134; October 31, 2022 – $156) of non-interest-bearing deposits.